Significant Accounting Policies: Cash and Cash Equivalents (Policies)	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
Policies
Cash and Cash Equivalents

Cash and Cash Equivalents

For purposes of the statement of cash flows, cash and cash equivalents include cash and all debt securities with an original maturity of 90 days or less. As of December 31, 2013 and March 31, 2013, bank balances included $5,732,530 and $808,772, respectively, held by the Company’s banks.  Of the bank balances, $3,471,361and $0 was not guaranteed by the Province of Alberta, Canada and the FDIC.

Cash and Cash Equivalents

For purposes of the statement of cash flows, cash and cash equivalents include cash and all debt securities with an original maturity of 90 days or less. As of March 31, 2013 and 2012, cash and cash equivalents totaled $808,772 and $1,914,877, respectively. These deposits were insured by insurance accounts held by the Company’s banks guaranteed by the Province of Alberta, Canada and the FDIC.